Note 5 - Property and Equipment	3 Months Ended
Sep. 30, 2017
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
(5)	Property and Equipment

Property and equipment consist of the following (in millions):

	As of June 30,
	2017	2016

Property and equipment	$0.3	$0.3
Leasehold improvements	0.3	0.3
Total Property and equipment	0.6	0.6
Accumulated depreciation	(0.4)	(0.3)
Property and equipment, net	$0.2	$0.3

Depreciation and amortization expense was
$0.1
million for both of the fiscal years ended
June

30,
2017
and
2016.